CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and due from banks		$ 781,291	$ 639,073
Federal funds sold		237,591	87,364
Securities purchased under agreements to resell (Note 23)		386,443	725,609
Total cash and cash equivalents		1,405,325	1,452,046
Interest-bearing cash		1,277,611	1,185,600
Trading securities		1,448,168	1,416,345
Loans held-for-sale	[1]	679,149	699,377
Securities available-for-sale (Note 3)		4,626,470	5,170,255
Securities held-to-maturity (Note 3)		10,000	10,000
Loans, net of unearned income	[2]	27,535,532	27,658,929
Less: Allowance for loan losses		180,424	189,555
Total net loans		27,355,108	27,469,374
Goodwill (Note 7)		1,432,787	1,386,853
Other intangible assets, net (Note 7)		155,034	184,389
Fixed income receivables		38,861	68,693
Premises and equipment, net (December 31, 2018 and 2017 include $19.6 million and $53.2 million, respectively, classified as held-for-sale) (Note 6)		494,041	532,251
Other real estate owned (OREO)	[3]	25,290	43,382
Derivative assets (Note 22)		81,475	81,634
Other assets		1,802,939	1,723,189
Total assets		40,832,258	41,423,388
Deposits:
Savings (December 31, 2017 includes $22.6 million classified as held-for-sale)		12,064,072	10,872,665
Time deposits, net (December 31, 2017 includes $8.0 million classified as held-for-sale) (Note 8)		4,105,777	3,322,921
Other interest-bearing deposits		8,371,826	8,401,773
Interest-bearing		24,541,675	22,597,359
Noninterest-bearing (December 31, 2017 includes $4.8 million classified as held-for-sale)		8,141,317	8,023,003
Total deposits		32,682,992	30,620,362
Federal funds purchased (Note 9)		256,567	399,820
Securities sold under agreements to repurchase (Note 9 and Note 23)		762,592	656,602
Trading liabilities (Note 9)		335,380	638,515
Other short-term borrowings (Note 9)		114,764	2,626,213
Term borrowings (Note 10)		1,170,963	1,218,097
Fixed income payables		9,572	48,996
Derivative liabilities (Note 22)		133,713	85,061
Other liabilities		580,335	549,234
Total liabilities		36,046,878	36,842,900
First Horizon National Corporation Shareholders’ Equity:
Preferred stock - Series A, non-cumulative perpetual, no par value, liquidation preference of $100,000 per share - (shares authorized - 1,000; shares issued - 1,000 on December 31, 2018 and 2017) (Note 11)		95,624	95,624
Common stock - $.625 par value (shares authorized - 400,000,000; shares issued - 318,573,400 on December 31, 2018 and 326,736,214 on December 31, 2017)		199,108	204,211
Capital surplus		3,029,425	3,147,613
Undivided profits		1,542,408	1,160,434
Accumulated other comprehensive loss, net (Note 14)		(376,616)	(322,825)
Total First Horizon National Corporation Shareholders’ Equity		4,489,949	4,285,057
Noncontrolling interest (Note 11)		295,431	295,431
Total equity		4,785,380	4,580,488
Total liabilities and equity		$ 40,832,258	$ 41,423,388

[1]	December 31, 2018 and 2017 include $8.4 million and $11.7 million, respectively, of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	December 31, 2018 and 2017 include $28.6 million and $22.7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[3]	December 31, 2018 and 2017 include $9.7 million and $12.2 million, respectively, of foreclosed residential real estate.